Accounts Receivable - Summary of Movements in the Allowance for Impairment in Respect of Account Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounts receivables [abstract]
Beginning balance	$ (6,483)	$ (5,579)	$ (5,057)
Additions	(1,421)	(1,310)	(744)
Write-off	339	406	222
Ending balance	$ (7,565)	$ (6,483)	$ (5,579)